Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities
Net income (loss)	$ 1,100	$ 6,900	$ (5,300)	$ 9,400
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Non-cash compensation expense related to stock options	100	100	100	200
Depreciation of vessels	7,300	6,500	14,600	11,900
Amortization of deferred finance charges	600	600	1,300	1,100
Equity in net income on equity method investment	1	0	(4)	0
Change in assets and liabilities:
Accounts receivable	300	300	800	(200)
Accounts payable	0	(100)	1,200	(500)
Accrued expenses	(1,500)	1,300	(1,800)	4,900
Prepaid expenses and other current assets	(600)	200	(1,800)	(100)
Other current liabilities	1,000	1,800	(500)	2,100
Net cash provided by operating activities	8,300	17,600	8,600	28,800
Cash Flows from Investing Activities
Additions to newbuildings	0	(159,400)	0	(313,200)
Net cash used in investing activities	0	(159,400)	0	(313,200)
Cash Flows from Financing Activities
Proceeds from issuance of common shares, net of paid issuance costs	0	0	14,800	0
Proceeds from issuance of long-term and short-term debt (net of deferred finance charges paid to lender)	0	147,700	0	295,500
Other deferred finance charges paid	0	(400)	0	(1,600)
Repayment of long-term and short-term debt	(7,400)	(4,900)	(20,000)	(8,300)
Drawdown of short term debt	0	0	6,000	0
Payment of cash distributions	(3,200)	(4,400)	(4,100)	(4,800)
Net cash (used in) provided by financing activities	(10,600)	138,000	(3,300)	280,800
Net (decrease) increase in cash and cash equivalents	(2,300)	(3,800)	5,300	(3,600)
Cash and cash equivalents at the beginning of the period	27,000	25,700	19,400	25,500
Cash and cash equivalents at the end of the period	24,700	21,900	24,700	21,900
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	$ (13,700)	$ (9,600)	$ (26,200)	$ (15,200)